Collateralized transactions (Tables)	6 Months Ended
Sep. 30, 2025
Collateralized Transactions
Offsetting of the transactions in the consolidated balance sheets

	Billions of yen
	March 31, 2025
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥43,464	¥4,656	¥45,747	¥2,347
Less: Amounts offset in the consolidated balance sheets (2)	(29,459)	—	(29,459)	—

Total net amounts as reported on the face of the consolidated balance sheets (3)	¥14,005	¥4,656	¥16,288	¥2,347

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(13,422)	(2,941)	(13,800)	(2,162)
Cash collateral	(3)	—	(4)	—

Net amount	¥580	¥1,715	¥2,484	¥185

	Billions of yen
	September 30, 2025
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance (1)	¥46,476	¥4,417	¥48,701	¥2,573
Less: Amounts offset in the consolidated balance sheets (2)	(33,075)	—	(33,075)	—

Total net amounts of reported on the face of the consolidated balance sheets (3)	¥13,401	¥4,417	¥15,626	¥2,573

Less: Additional amounts not offset in the consolidated balance sheets (4)
Financial instruments and non-cash collateral	(12,805)	(2,928)	(13,522)	(2,350)
Cash collateral	(1)	—	(2)	—

Net amount	¥595	¥1,489	¥2,102	¥223

(1)
Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2025, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥441 billion and ¥1,973 billion, respectively. As of March 31, 2025, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,528 billion and ¥111 billion, respectively. As of September 30, 2025, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥380 billion and ¥1,427 billion, respectively. As of September 30, 2025, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,302 billion and ¥148 billion, respectively.

(2)
Represent amounts offset through counterparty netting under master netting or similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC
210-20.
Amounts offset include transactions carried at fair value through election of the fair value option.

(3)
Reverse repurchase agreements and securities borrowing transactions are reported within
Collateralized agreements
—
Securities purchased under agreements to resell
and
Collateralized agreements
—
Securities borrowed
in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The securities received and the liability are reported within
Other assets-Other
and
Other liabilities
in the consolidated balance sheets, respectively.

(4)
Represent amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC
210-20
but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Maturity analysis of repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2025
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥19,523	¥20,673	¥2,466	¥1,848	¥1,237	¥45,747
Securities lending transactions	1,384	144	14	255	550	2,347

Total gross recognized liabilities (2)	¥20,907	¥20,817	¥2,480	¥2,103	¥1,787	¥48,094

	Billions of yen
	September 30, 2025
	Overnight and open (1)	Up to 30 days	30 – 90 days	90 days – 1 year	Greater than 1 year	Total
Repurchase agreements	¥19,865	¥22,751	¥2,612	¥1,930	¥1,543	¥48,701
Securities lending transactions	1,387	202	30	300	654	2,573

Total gross recognized liabilities (2)	¥21,252	¥22,953	¥2,642	¥2,230	¥2,197	¥51,274

(1)	Open transactions do not have an explicit contractual maturity date and are terminable on demand by Nomura or the counterparty.
(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The securities received and the liability are reported within
Other assets-Other
and
Other liabilities
in the consolidated balance sheets, respectively. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Securities transferred in repurchase agreements and securities lending transactions

	Billions of yen
	March 31, 2025
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥401	¥1,734	¥2,135
Japanese government, agency and municipal securities	2,202	1	2,203
Foreign government, agency and municipal securities	34,569	81	34,650
Bank and corporate debt securities	3,881	369	4,250
Commercial mortgage-backed securities (“CMBS”)	29	—	29
Residential mortgage-backed securities (“RMBS”) (1)	4,466	—	4,466
Collateralized debt obligations (“CDOs”) and other	177	—	177
Investment trust funds and other	22	162	184

Total gross recognized liabilities (2)	¥45,747	¥2,347	¥48,094

	Billions of yen
	September 30, 2025
	Repurchase agreements	Securities lending transactions	Total
Equities and convertible securities	¥417	¥2,111	¥2,528
Japanese government, agency and municipal securities	2,341	30	2,371
Foreign government, agency and municipal securities	36,403	122	36,525
Bank and corporate debt securities	4,606	278	4,884
Commercial mortgage-backed securities (“CMBS”)	33	—	33
Residential mortgage-backed securities (“RMBS”) (1)	4,647	—	4,647
Collateralized debt obligations (“CDOs”) and other	252	—	252
Investment trust funds and other	2	32	34

Total gross recognized liabilities (2)	¥48,701	¥2,573	¥51,274

(1)
Includes ¥3,586 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of March 31, 2025. Includes ¥3,759 billion of U.S. government sponsored agency mortgage pass through securities and collateralized mortgage obligations as of September 30, 2025.

(2)
Repurchase agreements and securities lending transactions are reported within
Collateralized financing
—
Securities sold under agreements to repurchase
and
Collateralized financing
—
Securities loaned
in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The securities received and the liability are reported within
Other assets-Other
and
Other liabilities
in the consolidated balance sheets, respectively. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.

Fair value of securities received as collateral available to sell or repledge

	Billions of yen
	March 31, 2025	September 30, 2025
The fair value of collateral received	¥64,853	¥68,052
The portion of the above that has been sold (as reported within Trading liabilities in the consolidated balance sheets) or repledged	48,717	50,043

Assets owned, pledged as collateral

	Millions of yen
	March 31, 2025	September 30, 2025
Trading assets:
Equities and convertible securities	¥326,398	¥317,198
Government and government agency securities	1,134,816	1,075,330
Bank and corporate debt securities	86,034	114,080
Residential mortgage-backed securities (“RMBS”)	2,626,708	2,673,179
Collateralized debt obligations (“CDOs”) and other (1)	12,391	14,275
Investment trust funds and other	21,042	2,393

	¥4,207,389	¥4,196,455

Non-trading debt securities (2)	¥15,896	¥16,290
Investments in and advances to affiliated companies (3)	¥16,124	¥16,952

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.
(2)	Non-trading debt securities are primarily Japanese municipal securities issued by prefectures or ordinance-designated city.
(3)	Investments in and advances to affiliated companies comprise shares in Nomura Research Institute, Ltd.

Assets subject to lien

	Millions of yen
	March 31, 2025	September 30, 2025
Loans and receivables	¥627,090	¥687,103
Trading assets and private equity and debt investments	1,766,083	1,750,966
Office buildings, land, equipment and facilities	2,933	6,942
Non-trading debt securities	117,655	157,825
Investments in and advances to affiliated companies	2	3
Other	1,333	8,808

	¥2,515,096	¥2,611,647